Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
April 30, 2024
RW30-NPRT3-0624
1.858594.116
Domestic Equity Funds - 10.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,070	122,656
Fidelity Series Commodity Strategy Fund (a)	532	51,565
Fidelity Series Large Cap Growth Index Fund (a)	3,795	77,571
Fidelity Series Large Cap Stock Fund (a)	3,832	82,270
Fidelity Series Large Cap Value Index Fund (a)	9,565	146,632
Fidelity Series Small Cap Core Fund (a)	127	1,404
Fidelity Series Small Cap Opportunities Fund (a)	2,502	35,928
Fidelity Series Value Discovery Fund (a)	3,567	54,319
TOTAL DOMESTIC EQUITY FUNDS (Cost $447,569)		572,345

International Equity Funds - 13.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,674	39,811
Fidelity Series Emerging Markets Fund (a)	6,460	56,396
Fidelity Series Emerging Markets Opportunities Fund (a)	12,639	225,725
Fidelity Series International Growth Fund (a)	5,614	98,973
Fidelity Series International Index Fund (a)	3,123	37,694
Fidelity Series International Small Cap Fund (a)	4,997	83,794
Fidelity Series International Value Fund (a)	8,107	99,716
Fidelity Series Overseas Fund (a)	7,359	99,279
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $621,106)		741,388

Bond Funds - 71.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	113,222	1,080,138
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,050	59,413
Fidelity Series Corporate Bond Fund (a)	55,054	493,284
Fidelity Series Emerging Markets Debt Fund (a)	3,852	29,621
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,092	9,600
Fidelity Series Floating Rate High Income Fund (a)	635	5,729
Fidelity Series Government Bond Index Fund (a)	82,821	734,620
Fidelity Series High Income Fund (a)	3,691	30,744
Fidelity Series International Credit Fund (a)	689	5,467
Fidelity Series International Developed Markets Bond Index Fund (a)	26,114	221,967
Fidelity Series Investment Grade Bond Fund (a)	75,528	730,357
Fidelity Series Investment Grade Securitized Fund (a)	55,573	476,261
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,716	151,908
Fidelity Series Real Estate Income Fund (a)	580	5,574
TOTAL BOND FUNDS (Cost $4,457,517)		4,034,683

Short-Term Funds - 5.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	63,942	63,942
Fidelity Series Short-Term Credit Fund (a)	5,942	58,168
Fidelity Series Treasury Bill Index Fund (a)	18,939	188,065
TOTAL SHORT-TERM FUNDS (Cost $311,394)		310,175

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,837,586)	5,658,591
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,038)
NET ASSETS - 100.0%	5,656,553

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,134,177	183,639	244,650	29,291	(5,834)	12,806	1,080,138
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	82,192	5,884	23,914	2,481	(4,671)	(78)	59,413
Fidelity Series Blue Chip Growth Fund	98,750	40,671	35,433	555	3,716	14,952	122,656
Fidelity Series Canada Fund	45,687	6,701	13,155	1,463	2,002	(1,424)	39,811
Fidelity Series Commodity Strategy Fund	46,405	16,407	8,515	1,861	(398)	(2,334)	51,565
Fidelity Series Corporate Bond Fund	501,092	90,696	94,128	16,588	(5,520)	1,144	493,284
Fidelity Series Emerging Markets Debt Fund	31,828	3,439	6,400	1,522	(1,451)	2,205	29,621
Fidelity Series Emerging Markets Debt Local Currency Fund	10,782	1,793	2,022	737	(172)	(781)	9,600
Fidelity Series Emerging Markets Fund	57,577	20,366	21,726	1,545	(1,314)	1,493	56,396
Fidelity Series Emerging Markets Opportunities Fund	259,375	59,824	90,458	7,131	(5,038)	2,022	225,725
Fidelity Series Floating Rate High Income Fund	6,301	1,015	1,607	459	(55)	75	5,729
Fidelity Series Government Bond Index Fund	728,582	147,516	122,391	17,194	(4,713)	(14,374)	734,620
Fidelity Series Government Money Market Fund 5.4%	133,727	21,112	90,897	4,049	-	-	63,942
Fidelity Series High Income Fund	33,470	3,264	6,306	1,614	(784)	1,100	30,744
Fidelity Series International Credit Fund	5,135	177	-	177	-	155	5,467
Fidelity Series International Developed Markets Bond Index Fund	239,506	24,858	42,089	8,087	(2,955)	2,647	221,967
Fidelity Series International Growth Fund	115,383	17,296	40,217	1,412	3,040	3,471	98,973
Fidelity Series International Index Fund	43,565	6,281	13,023	1,163	1,353	(482)	37,694
Fidelity Series International Small Cap Fund	36,319	62,995	25,021	3,394	203	9,298	83,794
Fidelity Series International Value Fund	116,088	14,295	38,222	3,516	4,069	3,486	99,716
Fidelity Series Investment Grade Bond Fund	744,500	134,887	131,540	23,733	(10,391)	(7,099)	730,357
Fidelity Series Investment Grade Securitized Fund	505,391	82,726	96,697	15,689	(9,403)	(5,756)	476,261
Fidelity Series Large Cap Growth Index Fund	62,378	25,990	19,326	394	1,616	6,913	77,571
Fidelity Series Large Cap Stock Fund	69,175	31,769	25,833	3,554	1,439	5,720	82,270
Fidelity Series Large Cap Value Index Fund	128,523	59,067	45,459	5,187	3,094	1,407	146,632
Fidelity Series Long-Term Treasury Bond Index Fund	240,090	61,621	132,449	5,951	(50,011)	32,657	151,908
Fidelity Series Overseas Fund	115,511	16,490	39,138	1,797	6,981	(565)	99,279
Fidelity Series Real Estate Income Fund	8,745	658	3,727	354	(664)	562	5,574
Fidelity Series Short-Term Credit Fund	98,710	7,183	49,338	2,195	(911)	2,524	58,168
Fidelity Series Small Cap Core Fund	352	1,152	78	5	11	(33)	1,404
Fidelity Series Small Cap Opportunities Fund	31,634	10,521	8,715	321	536	1,952	35,928
Fidelity Series Treasury Bill Index Fund	378,331	71,016	260,952	11,977	(1,080)	750	188,065
Fidelity Series Value Discovery Fund	47,420	21,363	14,580	2,436	726	(610)	54,319
	6,156,701	1,252,672	1,748,006	177,832	(76,579)	73,803	5,658,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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